Pursuant to Rule 497(e)

Registration No. 333-11283

SunAmerica Focused Series, Inc.

Focused Value Portfolio

(the “Portfolio”)

Supplement dated June 7, 2007 to the Prospectus dated May 1, 2007.

Effectively immediately, in the section entitled “Information about the Advisers” on page 59 of the Prospectus, the reference to the following portfolio manager should be added:

Portfolio	Name, title and affiliation of portfolio manager	Experience
Focused Value Portfolio	Kathleen Crawford, Assistant Portfolio Manager (Third Avenue)	Ms. Crawford is a research analyst for Third Avenue. She joined the firm in 2003. Previously, Ms. Crawford was an equity research associate for Alliance Capital Management. Ms. Crawford received her B.A. in economics from Northwestern University, and an M.B.A. from Columbia Business School.

SunAmerica Focused Series, Inc.

Focused Value Portfolio

(the “Value Portfolio”)

Supplement dated June 7, 2007 to the

Statement of Additional Information (“SAI”) dated May 1, 2007.

Effective immediately, in the section titled “Adviser, Personal Securities Trading, Distributor and Administrator” of the SAI, under the heading “Additional Information about the Portfolio Managers” the following is hereby added to the table on page 72 with respect to the Value Portfolio:

Portfolio	Advisers/ Sub-adviser	Portfolio Manager		Other Accounts (As of October 31, 2006 except with respect to the Focused StarALPHA Portfolio, which provides info as of April 1, 2007, or as otherwise indicated)*
				Number of Other Accounts Managed and Total Asset (in millions) by Account			Number of Accounts and Total Assets (in millions) for Which Advisory Fee is Performance Based
				RIC	OPI	OA	RIC	OPI	OA
Value Portfolio	Third Avenue	Kathleen Crawford	*	6	0	0	0	1	0
				$3212	None	None	None	$12	None

*	All information provided as of May 31, 2007.

Additionally, in the same section of the SAI, on page 74, the following should be added to the section entitled “Portfolio Manager Ownership of Fund Shares:”

Portfolio	Name of Adviser	Name of Portfolio Manager	Dollar range of Equity Securities in each Fund managed by the named Portfolio Manager
Value Portfolio	Third Avenue	Kathleen Crawford*	None

*	Ownership information provided as of May 31, 2007.